2. REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2017
Regulatory Framework
REGULATORY FRAMEWORK

2.1 Generation

2.1.1 Emergency in the National Electricity Sector

On December 16, 2015, the National Government issued Executive Order No. 134/2015 declaring the state of emergency in the electrical sector until December 31, 2017 and instructing the MEyM to adopt the necessary measures applicable to the generation, transmission and distribution business in order to upgrade the quality and safety of the supply and to secure the provision of the electricity public service under proper economic and technical conditions.

2.1.2. Generation units

The Company’s revenues from the electric power generation activity come from: i) sales to the Spot market pursuant to the provisions applicable within the WEM administered by CAMMESA (SEE Resolutions No. 22/2016 and 19/2017); ii) sales contracts with large users within the MAT (Resolutions No. 1,281/2006 and No. 281/2017); and iii) supply agreements with CAMMESA (Resolutions No. 220/2007, 21/2016, 420/2017 and Renovar Programs). Furthermore, energy not committed under sales contracts with large users within the MAT and with CAMMESA will be remunerated at the Spot market.

The Company’s generating units are detailed below:

In operation:

Generator	Generating unit	Tecnology	Power	Applicable regime

CTG	GUEMTG01	TG	101 MW	Energy Plus Res. N° 1281/06 and SEE Resoluion N° 19/2017 (1)
CTG	GUEMTV11	TV	≤100 MW	SE Resolutions No. 22/2016 and 19/2017
CTG	GUEMTV12	TV	≤100 MW	SE Resolutions No. 22/2016 and 19/2017
CTG	GUEMTV13	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
Piquirenda	PIQIDI 01-10	MG	30 MW	SE Resolution No. 220/2007 (1)
CPB	BBLATV29	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
CPB	BBLATV30	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
CT Ing. White	BBLMD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATG01	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG02	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG03	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG04	TG	105 MW	SEE Res. 220/2007 (75%), SEE Res. 22/2016 and 19/2017 (25%)
CTLL	LDLATG05	TG	105 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATV01	TV	180 MW	SE Resolution No. 220/2007 (1)
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	SE Resolutions No. 22/2016 and 19/2017
CTGEBA	GEBATG03	TG	164 MW	Energy Plus Res. N° 1281/06
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HIDISA	EL TIGRE	HI	Renewable ≤ 50	SE Resolutions No. 22/2016 and 19/2017
HIDISA	LOS REYUNOS	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HINISA	NIHUIL I	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HINISA	NIHUIL II	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HINISA	NIHUIL III	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HPPL	PPL1HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HPPL	PPL2HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HPPL	PPL3HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
Ecoenergía	CERITV01	TV	15 MW	Energy Plus Res. N° 1281/06 (1)
CT Parque Pilar	PILBD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)

(1) Uncommitted power and energy is remunerated according to Resolution No. 19/2017.

(2) On April 10, 2017, the SEE ordered the recategorization of the units as small scale in line with the provisions of Resolution No. 19/2017. The recategorization represents an increase of 50% in the base remuneration of the power as of said date.

In construction:

Generator	Generating unit	Tecnology	Applicable regime

CTLL	MG	15 MW	SE Resolution No. 19/2017
Greenwind	Wind	100 MW	Renovar
CTGEBA	CC	383 MW	Resolution No. 420/2017

2.1.3 Generation remuneration schemes

2.1.3.1. SE Resolution No. 22/2016

On March 22, 2013, the SE issued Resolution No. 95/13 introducing a new general-scope remuneration scheme superseding the applicable remuneration scheme previously in force for the whole electric generation activity, with the exception of power plants the energy and/or power capacity of which are sold under the Energy Plus modality and under supply agreements with CAMMESA.

On March 30, 2016, the SE issued Resolution No. 22/2016, which provided for a retroactive updating —as from the economic transactions for the month of February, 2016— of the remuneration values for fixed costs, variable costs and maintenance remunerations.

The remuneration scheme comprises the following items:

i.	Fixed Costs Remuneration: it considers and remunerates Power Capacity Made Available in power remuneration hours (HRP). The method for calculating the remuneration will be variable based on the Recorded Availability (“RA”) and the Historical Availability (“HA”), with prices ranging from US$84.3 to US$299.2/MW-hrp, depending on the technology and scale.

ii.	Variable Cost Remunerations: the calculation methodology will be based on the total power generated by each type of fuel, with prices ranging from $36.7 to $81.1MWh, depending on the technology, scale and type of fuel.

iii.	Additional Remuneration: part of this remuneration is settled directly to the generator and another part will be allocated to “new infrastructural projects in the electric sectors”, which will be defined by the SE through a trust. The SE established the trust funding mechanisms. The price was ranged from $5.9 to $84.2 MWh, depending on the technology, scale and destination.

iv.	Maintenance Remuneration: the methodology will be based on the total generated power. The remuneration is implemented through LVFVDs and was destined exclusively to the financing of major maintenance works, subject to the SE approval. The price will range from $16 to $45.1/MWh, depending on the technology and the scale.

v.	Incentives to “Production” and “Operating Efficiency”: they consist of an increase in the remuneration for variable costs upon the meeting of certain conditions.

vi.	2015-2018 FONINVEMEM Resources: they consist of a specific contribution allocated to projects approved or to be approved by the SE under such regime. Specific contributions do not create acquired rights for the generator and, in case of breach of construction and/or supply agreements, they may be reassigned by the SE. Prices will range between $6.3 and $15.8/MWh, depending on the technology and scale.

vii.	2015-2018 FONINVEMEM Direct Remuneration: it consists of the recognition of an additional remuneration for units installed under the 2015-2018 FONINVEMEM scheme equivalent to 50% of the Direct Additional Remuneration. The term for the recognition of such remuneration will begin with the unit’s commercial commissioning and extend for a term not exceeding 10 years.

2.1.3.2. SEE Resolution No. 19/2017:

On February 2, 2017, the SEE issued Resolution No. 19/2017, which supersedes the remuneration scheme set forth by Resolution No. 22/2016 and establishes guidelines for the remuneration to generation plants as from the commercial transaction corresponding to February 1, 2017.

The Resolution provides for remunerative items based on technology and scale, establishing US$-denominated prices payable in pesos by applying BCRA’s exchange rate effective on the last business day of the month of the applicable economic transaction, whereas the transaction’s maturity will be that provided for in CAMMESA’s procedures.

2.1.3.2.1. Remuneration for Available Power Capacity

Thermal Power Generators

The Resolution provides for a minimum remuneration for power capacity based on technology and scale and allows generating, co-generating and self-generating agents owning conventional thermal power stations to offer Guaranteed Availability Commitments for the energy and power capacity generated by their units not committed under the Energy Plus modality or under the WEM’s supply agreement with CAMMESA.

Availability Commitments for each unit should be declared for a term of three years, together with information for the Summer Seasonal Programming (except for 2017, where information may be submitted within the term for the winter seasonal period), with the possibility to offer different availability values for the summer and winter six-month periods.

The committed thermal generators’ remuneration for power capacity will be proportional to their compliance.

The Minimum Remuneration applies to generators with no availability commitments, with prices ranging from US$3,050 to US$5,700/MW-month, depending on the technology and scale.

The Base Remuneration applies to generators with availability commitments, with a price of US$ 6,000/MW-month during the May-October 2017 period, and US$ 7,000/MW-month as from November 2017.

The Additional Remuneration is a remuneration for the additional available power capacity aiming to encourage availability commitments for the periods with a higher system demand. CAMMESA will define a monthly thermal generation goal for the set of qualified generators on a bi-monthly basis, and will call for additional power capacity availability offers with prices not exceeding the additional price. The additional price amounts to US$ 1,000/MW-month between May and October, 2017, and to US$2,000/MW-month as from November 2017.

Hydroelectric Generators

In the case of hydroelectric power plants, a base remuneration and an additional remuneration for power capacity were established.

Power capacity availability is determined independently of the reservoir level, the contributions made, or the expenses incurred. Furthermore, in the case of pumping hydroelectric power plants, the following is considered to calculate availability: i) the operation as turbine at all hours within the period, and ii) the availability as pump at off-peak hours every day and on non-business days.

The base remuneration is determined by the actual power capacity plus that under programmed and/or agreed maintenance, with prices ranging from US$2,000 to US$8,000/MW-month, depending on the scale and type of power plant.

Similarly to the provisions of Resolution No. 22/2016, in the case of hydroelectric power plants maintaining control structures on river courses and not having an associated power plant, a 1.20 factor will be applied to the plant at the headwaters.

The additional remuneration applies to power plants of any scale for their actual availability and based on the applicable period, with prices ranging from US$0 to US$500/MW-month between May and October 2017, and US$500 or US$1,000/MW-month as from November 2017 for pumping or conventional hydroelectric power plants, respectively.

As from November 2017, the allocation and collection of 50% of the additional remuneration will be conditional upon: i) the generator taking out insurance, to CAMMESA’s satisfaction, to cover for major incidents on critical equipment, and ii) the progressive updating of the plant’s control systems pursuant to an investment plan to be submitted based on criteria to be defined by the SEE.

Other technologies

The remuneration is made up of a base price of US$7.5/MWh and an additional price of US$17.5/MWh, which are associated with the availability of the installed equipment with an operating permanence longer than 12 months as from the beginning of the summer seasonal programming.

2.1.3.2.2 Remuneration for Generated and Operated Energy

The remuneration for Generated Energy is applied on the real generationis, with prices ranging between US$5 and US$10/MWh, depending on the technology, scale and type of fuel.

The remuneration for Operated Energy applies to the integration of hourly power capacities for the period, and is valued at US$2.0/MWh for any type of fuel.

In the case of hydroelectric plants, prices for Generated and Operated Energy are remunerated from US$1.4 to US$3.5/MWh, depending on the technology and scale.

2.1.3.2.3 Additional Remuneration for Efficiency

The “Efficiency” incentive consists of the acknowledgment of an additional remuneration equivalent to the remuneration for the generated energy by the percentage difference between the actual consumption and the reference consumption determined for each unit and fuel type. This comparison will be made on a quarterly basis. In the case of higher consumptions, the general remuneration will not be affected.

2.1.3.2.4 Additional Remuneration for Low-Use Thermal Generators

The Resolution provides for an additional remuneration for low-use thermal generators having frequent startups based on the monthly generated energy for a price of US$2.6/MWh multiplied by the usage/startup factor.

The usage factor is based on the Rated Power Use Factor recorded during the last rolling year, which will have a 0.5 value for thermal units with a usage factor lower than 30% and a 1.0 value for units with a usage factor lower than 15%. In all other cases, the factor will equal 0.

The startup factor is established based on startups recorded during the last rolling year for issues associated with the economic dispatch made by CAMMESA. It will have a 0.0 value for units with up to 74 startups, a 0.1 value for units recording between 75 and 149 startups, and a 0.2 value for units recording more than 150 startups. In all other cases, the factor will equal 0.

2.1.3.2.5 Repayment of Overhauls Financing (applicable to thermal and hydroelectric generators)

The Resolution abrogates the Maintenance Remuneration and provides that, as regards the repayment of outstanding loans applicable to thermal and hydroelectric generators, credits already accrued and/or committed to the cancellation of such maintenance works will be applied first. The balance will be repaid by discounting US$1/MWh for the energy generated until the total cancellation of the financing.

2.1.4 Energy Plus - Resolution SE No. 1281/2006

With the purpose of encouraging new generation works, in 2006 the SE approved Resolution No. 1281/2006 establishing a specific regime which would allow newly installed generation sold to a certain category of Large Users to be remunerated at higher prices.

To such effect, it established certain restrictions on the sale of electricity and implemented the Energy Plus service, which consists of the offer of additional generation availability by the generating agents. These measures imply that:

-	Hydroelectric and thermal generators without fuel contracts are not allowed to execute any new contract.
-	LU300s will only be allowed to contract their energy demand in the MAT for the electrical consumption corresponding to 2005 (Base Demand) with the thermoelectric plants existing in the WEM.
-	New energy used by LU300s in excess of the Base Demand will be contracted at a price between the parties (Energy Plus).
-	New agents joining the system must contract a maximum 50% of their demand under the Energy Plus service.
-	New generation plants included within the Energy Plus service must have fuel supply and transportation contracts in place.

Under this regime, the Company, through its power plants Central Térmica Güemes, EcoEnergía and Genelba, sells its energy and power capacity under the Energy Plus service to different large users within the WEM, which should support their plus demand under this scheme. The power capacity to be sold under this scheme amounts to 280 MW.

If a generator cannot meet the power demand by an Energy Plus customer, it should purchase that power in the market at the operating marginal cost. The Company has Power Availability agreements in force with other generators, whereby it can purchase power from other generators to support its contracts in case of unavailability.

In turn, the Company also acts as a selling party supporting other Energy Plus generators in case their equipment is unavailable. These agreements are ranked with a lower priority than Energy Plus contracts and relate to surplus energy (energy committed to the Energy Plus contracts but not demanded by clients).

Lastly, both the energy delivered to the Spot market and the available power capacity not committed under effective Energy Plus agreements in each period will be remunerated pursuant to the provisions of Resolution No. 19/2017.

2.1.5 SE Resolution No. 220/2007 - WEM Supply Agreements (“Agreement Res.220”)

Aiming to encourage new investments to increase the generation offer, the SE passed Resolution No. 220/2007, which empowers CAMMESA to enter into Agreement with WEM Generating Agents for the energy produced with new equipment. These will be long-term agreements and the price payable by CAMMESA should compensate the investments made by the agent at a rate of return to be accepted by the SE.

Under this regulation, the Company, through its subsidiaries CTP and CTLL power plants, has executed Agreement Res.220.

On May 3, 2011, CTP was commissioned for service. On July 15, 2011, this company executed a Agreement Res.220 as from such date, totality of the power and produced energy generated is sold pursuant to the provisions of such agreement.

On November 1, 2011, CAMMESA declared the commercial commissioning of CTLL’s Steam Turbine unit and the combined cycle started to operate on a commercial basis. Part of the totality of the steam turbine’s power capacity and the resulting generated energy is sold under the Agreement Res.220.

By last, on July 14, 2017, CTLL entered into a Agreement Res.220 with CAMMESA for the new 105 MW high-efficiency gas turbine with retroactive effects as of July 15, 2016, date on which it was commissioned for service, committing 79.35 MW, or 75.6%, of the turbine’s power capacity. The remaining 24.4% capacity continue to be compensated under SEE Resolution No. 19/2017.

The economic impact as of the new remuneration amounted to $ 198 million, which was disclosed under Revenues from sales in the Statement of Comprehensive Income.

2.1.6 SE Resolution No. 21/2016

As a result of the state of emergency in the national electricity sector, the SEE issued Resolution No. 21/2016 calling for parties interested in offering new thermal power generation capacity with the commitment to making it available through the WEM for the following periods: i) 2016/2017 summer; ii) 2017 winter, and iii) 2017/2018 summer.

The terms of the call were established in SE Note No. 161/2016. The conditions applicable to the generation capacity to be offered included the following: i) the plant should have a minimum 40 MW power capacity; ii) each generating unit should have a minimum 10 MW power capacity; and iii) the equipment should have dual fuel consumption capacity (with certain exceptions).

Successful bidders will enter into a wholesale power purchase agreement with CAMMESA for a term of 10 years. The remuneration will be made up of the available power capacity price plus the variable non-fuel cost for the delivered energy and the fuel cost (if offered), less penalties and fuel surpluses. Power capacity surpluses are remunerated pursuant to SEE Resolution No. 19/2017.

For further information on the projects conducted under this resolution, see Note 46.

2.1.7 SEE Resolution No. 420/2017

Pursuant to SEE Resolution No. 420/2017, SEE Resolution No. 287/2017 launched a call for bids to all parties interested in developing projects for co-generation and the closing to combined cycles over existing equipment, with no limits on the power capacity to be installed. The projects should have low specific consumption (lower than 1,680 kcal/kWh with natural gas and 1,820 kcal/kWh with alternative liquid fuels).

It is a condition that the new capacity should not exceed the existing electric power transmission capacity; otherwise, the cost of the necessary extensions will be borne by the bidder.

Awarded projects will be remunerated under a Wholesale Power Purchase Agreement for a term of 15 years. The remuneration will be made up of the available power capacity price plus the variable non-fuel cost for the delivered power and the fuel cost (if offered), less penalties and fuel surpluses. Power capacity surpluses are remunerated pursuant to Resolution No. 19-E/2017.

For further information on the projects conducted under this resolution, see Note 46.

Additionally, the Act provides for several measures promoting the construction of projects for the generation of energy from renewable sources, including tax benefits (advance VAT reimbursement, accelerated depreciation of the income tax, import duty exemptions, etc.) and the creation of a fund for the development of renewable energies destined, among other objectives, to the granting of loans and capital contributions for the financing of such projects. The tax benefits quota for 2016, set by Executive Order No. 882/2016, amounted to US$ 1,700 million. If it is not allocated in full, the balance will be automatically carried forward to the following year.

Renovar Programs

In order to meet the objectives set by Act No. 26,190 and Act No. 27.191, the MEyM called for open rounds for the hiring of electric power from renewable sources (RenovAr Programs, Rounds 1, 1.5 and 2). These calls aimed to assign power capacity contracts from different technologies (wind and solar energy, biomass, biogas and small hydraulic developments with a capacity of up to 50 MW). Successful bidders will enter into renewable electric power supply agreements for the sale of a committed annual electric power block for a term of 20 years.

For further information on the projects conducted under this resolution, see Note 46.

SEE Resolution No. 281/2017 Renewable Energy Term Market (Renewable MAT” Regimen)

The MEyM passed Resolution No. 281/2017, which regulated the Renewable MAT This regime aims to set the conditions for large users within the WEM and WEM distributing agents’ large users comprised within Section 9 of Act No. 27,191 to meet their demand supply obligation from renewable sources through the individual purchase within the MAT of electric power from renewable sources, or self-generation from renewable sources.

Furthermore, it regulates the conditions applicable to projects for the generation, self-generation and co-generation of electric power from renewable sources. Specifically, the Registry of Renewable Electric Power Generation Projects (“RENPER”) was created for the registration of such projects.

Projects destined to the supply of electric power from renewable sources under the Renewable MAT may be covered by other remuneration mechanisms, such as the agreements under the Renovar rounds. Surplus energy exceeding will be marketed under the Spot Market and remunerated pursuant to SEE Resolution No. 19-E/2017.

Finally, the contracts executed under the Renewable MAT Regime will be administered and managed in accordance with the WEM procedures. The contractual terms, life, allocation priorities, prices and other conditions, notwithstanding the maximum price set forth in Section 9 of Act No. 27,191, may be freely agreed between the parties, although the committed electricity volumes will be limited by the electric power from renewable sources produced by the generator or supplied by other generators or suppliers with which it has purchase agreements in place.

On January 29, 2018, the Company was assigned a 28 MW priority for the “de la Bahía” wind farm project and a 50 MW priority for the “Corti” wind farm project, which will allow it to guarantee the dispatch from both wind farms

For further information on the projects conducted under this resolution, see Note 46.

2.2	Transmission

On September 28, 2016, ENRE Resolution No. 524/16 approved the program applicable to the RTI for Electric Power Transmission during 2016, which contemplated the entry into force of the resulting tariff scheme as from February 2017.

On December 26, 2016, Transener and Transba executed a new agreement with the SEE and the ENRE under the commitments stipulated in the Memorandum of Understanding for the Update of the High-Voltage Electric Power Transmission Utility, effective until January 31, 2017 or the entry into force of the new tariff scheme resulting from the RTI, whichever occurs first and under the commitments stipulated in the Memorandum of Understanding for the Update of the High-Voltage Electric Power Transmission Contract for Regional Distribution in the Province of Buenos Aires, effective until January 31, 2017 or the entry into force of the new tariff scheme resulting from the RTI, whichever occurs first.

Pursuant to this agreement, and in order for Transener and Transba to have sufficient and necessary resources to support its ordinary operations and perform all other tasks necessary to secure the proper operation and functioning of the electric power transmission system under concession, the SEE (i) recognized credit claims in favor of Transener and Transba in the amount of $ 603 million and $ 152 million, respectively, on account of cost variations during the December 1, 2015-July 31, 2016 period, and (ii) determined credit claims for increased costs in favor of Transener in the amount of $ 900 million and $ 363 million, respectively, for the August 1, 2016-January 31, 2017 period. To such effects, on March 14, 2017, Transener executed with CAMMESA a Loan and Receivables Assignment Agreement, which was settled through the assignment of the above-mentioned recognized and ascertained credit claims. Additionally, the Agreement provided for an “Investment Plan” for the October 2016-March 2017 period in the approximate amount of $ 299 million and $ 121 million, respectively.

On June 19, 2017, CAMMESA made its final disbursement under the Loan Agreement executed with Transener and Transba, thus offsetting all credits recognized under the Instrumental Agreement, the Renewal Agreement and its Addendum, as well as the Agreement executed on December 26, 2016.

As of the closing of fiscal year 2017, Transener and Transba have recorded income resulting from the recognition of cost variations by the SEE and ENRE for up to the amounts collected through the executed Loan Agreements. Consequently, Transener has disclosed revenues from sales in the amount of $ 398 million and $ 1,062 million, and earned interest for $ 14 million and $ 105 million for the fiscal years ended on December 31, 2017 and 2016, respectively. Likewise, Transba has disclosed revenues from sales in the amount of $ 66 million and $ 452 million, and earned interest for $ 1 million and $ 22 million for the same fiscal years, respectively. Liabilities arising from disbursements collected up to the amount of the recognized credit claims for increased costs under the Instrumental Agreement and the Renewal Agreement have been settled through the assignment of such credit claims.

Pursuant to Resolution No. 524/2016, which establishes the program applicable to the RTI for Electric Power Transmission during 2016, on January 31, 2017, the ENRE issued Resolutions No. 66/17 and No. 73/17, which set the tariffs in force for the 2017/2021 five-year period, which resulted in an annual amount of $3,274 million and $1,499 million at the exchange rate effective as of February 2017 for Transener and Transba, respectively. These resolutions provide for an investment plan for the 2017/2021 five-year period in the amounts of $3,336 million and $2,251 million for Transener and Transba, respectively.

Furthermore, the ENRE established the mechanism for adjusting the remuneration, the service quality and penalties system, the reward system and the investment plan to be executed by both companies during such period.

Due to the differences among the several tariff proposals submitted under the Full Tariff Review process initiated by the ENRE, on April 7 and 21, 2017, Transener and Transba, respectively, filed a Motion for Reconsideration and Appeal against ENRE Resolutions No. 66/2017, 84/2017, 139/2017, 73/17, 88/17 and 138/17, whereby the ENRE approved the tariff system applicable to Transener and Transba, respectively, for the 2017/2021 period.

On October 31, 2017, ENRE Resolutions No. 516/2017 and 517/17 were notified, whereby the ENRE partially upheld the Motions for Reconsideration filed against ENRE Resolutions No. 66/17 and 73/17 by Transener and Transba S.A., respectively.

These resolutions provide for a new tariff scheme applicable to Transener and Transba retroactively to February 2017, with annual regulated revenues in the amount of $ 3,534 million and $1,604 million, respectively.

On December 15, 2017, the ENRE issued Resolutions No. 627/17 and No. 628/17 establishing a new tariff scheme resulting from the tariff update defined by the RTI and effective as from August 2017, with Transener and Transba’s annual regulated revenues amounting to $ 3,933 million and $ 1,771 million, respectively.

2.3	Energy distribution

2.3.1. General

Edenor is subject to the regulatory framework provided under Law No. 24,065, the Concession Agreement, and the regulations issued by the ENRE.

The ENRE is empowered to approve and control tariffs, and control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the Concession Agreement.

The Distribution Company’s obligations are, among others, to make the necessary investments and carry out the necessary maintenance works in order to ensure that the quality levels established for the provision of the service in the concession area will be complied with and that electricity supply and availability will be sufficient to meet the demand in due time, securing the sources of supply.

If Edenor repeatedly fails to comply with the obligations assumed in the Concession Agreement, the grantor of the concession will be entitled to foreclose on the collateral granted by the majority shareholders by means of the pledge of the Class A shares and sell them in a Public Bid. This, however, will not affect the continuity of the Holder of the concession.

Furthermore, the Concession Agreement may be rescinded in the event of the Distribution Company’s undergoing bankruptcy proceedings. Additionally, if the Grantor of the Concession fails to discharge his obligations in such a manner that the Distribution Company is prevented from providing the Service or the Service is severely affected on a permanent basis, the Distribution Company may request, after demanding the regularization of such situation in a term of 90 days, that the agreement be rescinded. At the date of issuance of these financial statements, there have been no events of non-compliance by Edenor that could be regarded as included within the scope of this situation.

2.3.2 Electricity rate situation

2.3.2.1. Adjustment Agreement entered into between Edenor S.A. and the Federal Government

On September 21, 2005, Edenor S.A. entered into an Adjustment Agreement within the framework of the process of renegotiation of the Concession Agreement set forth in Law No. 25,561 and supplementary regulations, which was ratified on February 13, 2006.

The Adjustment Agreement provides for the following:

i)	the implementation of a Temporary Tariff Structure effective as from November 1, 2005, including a 23% average increase in the distribution margin, which may not result in an increase in the average rate of more than 15%, and an additional 5% average increase in the VAD, allocated to certain specified capital expenditures;

ii)	the requirement that during the term of said temporary tariff structure, dividend payment be subject to the approval of the regulatory authority;

iii)	the establishment of a “Social Tariff” for the needy and the levels of quality of the service to be rendered;

iv)	the suspension of the claims and legal actions filed by Edenor and its shareholders in national or foreign courts due to the effects caused by the Economic Emergency Law;

v)	the carrying out of an RTI which will result in a new tariff structure that will go into effect on a gradual basis and remain in effect for the following 5 years. In accordance with the provisions of Law No. 24,065, the ENRE will be in charge of such review;

vi)	the implementation of a minimum investment plan in the electric network for an amount of $ 178.8 million to be fulfilled by Edenor during 2006, plus an additional investment of $ 25.5 million should it be required;

vii)	the adjustment of the penalties imposed by the ENRE that are payable to customers by way of discounts, which were notified by such regulatory agency prior to January 6, 2002 as well as of those that have been notified, or whose cause or origin has arisen in the period between January 6, 2002 and the date on which the Adjustment Agreement goes into effect through the date on which they are effectively paid, using, for such purpose, the average increase recorded in the Company’s own distribution costs as a result of the increases and adjustments granted at each date;

viii)	the waiver of the penalties imposed by the ENRE that are payable to the Federal Government, which have been notified, or their cause or origin has arisen in the period between January 6, 2002 and the date on which the Adjustment Agreement goes into effect;

The payment term of the penalties imposed by the ENRE, which are described in paragraph vii) above, is 180 days after the approval of the RTI in 14 semiannual installments. Those discounts have been early made as from December 2015.

Said agreement was ratified by the PEN by means of Executive Order No. 1,957/06, signed by the President of Argentina on December 28, 2006 and published in the Official Gazette on January 8, 2007. The aforementioned agreement stipulated the terms and conditions that, upon compliance with the other procedures required by the regulations, would be the fundamental basis of the Comprehensive Renegotiation of the Concession Agreement of the public service of electric power distribution and sale within the federal jurisdiction, between the PEN and the holder of the concession.

2.3.2.2 Breach of Adjustment Agreement

With the aim of ensuring the viability of the electricity supply continuity, safety and quality, the Adjustment Agreement provided for the creation of a Temporary Tariff Structure (RTT), pursuant to which the increase in Edenor’s costs would be recognized -during the period the RTT remained in effect- on a semiannual basis by means of the cost monitoring mechanism (MMC), and laid down the conditions for the RTI. That mechanism was only applied in the first three six-month periods, after which the Federal Government (through its different agencies) systematically failed to comply with the obligations assumed.

By means of MEyM Resolutions Nos. 6 and 7/16, and as from February 1, 2016, the current electricity rate schedule of Distribution companies is readjusted within the framework of the Temporary Tariff Structure, which is the adjustment of the existing electricity rate schedules by applying thereto the semiannual readjustment that was pending.

Additionally, the aforementioned MEyM Resolution No. 7/16 instructs the ENRE to carry out the RTI.

Finally, by means of ENRE Resolution No. 63/17 dated January 31, 2017, the electricity rate schedule resulting from the RTI process, which will be applied by Edenor as from February 1, 2017, is approved.

2.3.2.3 Tariff Structure Review

Due to the aforementioned non-compliance indicated in the previous point, in June 2013, Edenor filed a complaint against the Federal Government claiming full compliance with the Adjustment Agreement and compensation for damages due to the non-compliance with the commitments stipulated therein. The complaint was amended so as to extend it in November 2013.

Although in the last years, the Grantor of the Concession adopted palliative measures –previously described in this Note – to allow for the operations to continue, such measures were partial and considered neither all the variables nor the essential elements of the rights and obligations deriving from the Concession Agreement.

By means of MEyM Resolution No. 6/16, which defines the seasonal reference prices, the MEM summer quarterly rescheduling relating to the February 1-April 30, 2016 period carried out. Additionally, it defines the social tariff for all the residential customer demand.

By means of MEyM Resolution No. 7/16:

-	SEE Resolution No. 32/15 was repealed and the ENRE was instructed to adopt measures, within its field of competence, to finish the RTI. This resolution granted Edenor a temporary increase in income as from February 2015, and on account of the RTI, in order for Edenor to cover the expenses and afford the investments associated with the normal provision of the service. As a consequence of that which has been previously described, as of December 31, 2016 Edenor recognized $ 420 million for this concept, which has been disclosed in Other operating income of the Consolidated Statement of Comprehensive Income.

-	the ENRE instructed to adjust the VAD in electricity rate schedules, on account of the RTI, and to take all the necessary steps to carry out the RTI before December 31, 2016.

-	the following was also provided for: (i) the cancellation of the PUREE. As of December 31, 2016, Edenor recognized a total of $ 74 million for this concept, which is disclosed in Other Operating Income of the Consolidated Statement of Comprehensive Income; (ii) the revocation of SEE Res. No. 32/15 as from the date on which the ENRE’s Resolution that implements the electricity rate schedule comes into effect; (iii) the suspension until further instruction of all the effects of the loans for consumption (mutuums) agreements entered into by and between the Distribution companies and CAMMESA; (iv) the implementation of the necessary actions to end the trusts created by ENRE Resolution No. 347/12; (v) the restriction on the distribution of dividends in accordance with the provisions of clause 7.4 of the Adjustment Agreement.

Additionally, by means of ENRE Resolution No. 290/16, applicable to Edenor. and Edesur S.A., the ENRE instructed Distribution companies to eliminate the six per thousand surcharge established by Section 1 of Law No. 23,681, as from the billings that include meter-reading dates subsequent to the date on which Decree No. 695/16 came into effect, inasmuch as both the interconnection construction works and the transfers of funds duly made by the Federal Government in favor of the province of Santa Cruz, have been complied with.

To that end, on April 1, 2016, the ENRE issued Resolution No. 55/16, whereby the program for the Review of the distribution tariff, which was carried out in 2016, was approved.

On September 5, 2016, Edenor submitted its electricity rate schedule proposal for the next five years. For the purposes of the rate proposal, Edenor:

i)	determined the capital base using for such purpose the depreciated Net Realizable Value (NRV) method;
ii)	submitted the 2017-2021 Investment Plan;
iii)	submitted a detail of the operating expenses; and
iv)	submitted all other data requested by the Regulatory Authority.

In accordance with the Work Plan and schedule duly fixed by the ENRE, on October 28, 2016, the public hearing was held as a preliminary step to define the electricity rate schedule for the next period.

On January 31, 2017, the ENRE issued Resolution No. 63/17, pursuant to which it determined the definitive Electricity Rate Schedules, the review of costs, the required quality levels, and all the other rights and obligations that are to be applied and complied with by Edenor as from February 1, 2017. The above-mentioned regulation was amended by the ENRE by means of the issuance of Resolutions Nos. 81/17, 82/17, and 92/17, and Note No. 124,898.

The aforementioned Resolution No. 63/2017 states that the ENRE, instructed by the MEyM, should have limited the increase in the VAD resulting from the RTI process and applicable as from February 1, 2017, to a maximum of 42% vis-á-vis the VAD in effect at the date of issuance of the aforementioned resolution, with the remaining value of the new VAD being applied in two stages, the first of them in November 2017 and the second and last one in February 2018.

In addition to that which has been mentioned, the ENRE shall recognize and allow Edenor to bill the VAD difference arising as a consequence of the gradual application of the tariff increase recognized in the RTI in 48 installments as from February 1, 2018, which will be incorporated into the VAD’s value resulting as of that date.

As of December 31, 2017, the amount arising from such deferred income and not recognized by Edenor in these financial statements amounts approximately to $ 4.9 billion.

Moreover, the aforementioned regulation sets forth the procedure for determining the mechanism for monitoring the variation of the CPD, whose “trigger clause” will be applicable when the variation recorded in the six-month period being controlled exceeds 5%. In this regard, in August 2017, having the condition for the trigger clause to apply been met, Edenor requested that it be allowed to apply the variation recorded in the CPD in the first January–June 2017 six-month control period, which amounted to 11.63%.

Additionally, ENRE Resolution No. 329/2017 determines the procedure to be applied for the billing of the deferred income, stating that those amounts will be adjusted as of February 2018, applying for such purpose the Methodology for the Redetermination of Edenor’s Recognized Own Distribution Costs set forth in caption c2) of Sub-Appendix II to ENRE Resolution No. 63/17, and billed in 48 installments as from February 1, 2018.

By means of Resolution No. 526/17, the ENRE calls a public hearing to be held on November 17, 2017 with the purpose of informing about the impact on Edenor’s customer bills of the measures to be implemented by the MEyM as a result of the public hearing that such Ministry has called (MEyM Resolution No.403-E/2017) in relation to: (i) the new power and energy reference prices in the MEM relating to the 2017-2018 summer period; (ii) the stimulus plan that rewards electric power-savings; (iii) the social tariff, and; (iv) the electric power distribution methodology.

As a consequence of that which has been previously mentioned, by means of ENRE Note 128,399, Edenor was informed that the MEyM had instructed the ENRE to postpone until December 1, 2017 the application of the tariff increase established in the RTI for November 1, with the result of such increase being recognized in real terms, using for such purpose the adjustment mechanism provided for in ENRE Resolution No. 63/17.

Furthermore, with regard to the deferral of the collection of the CPD adjustment that was to be applied as from August 2017, it is instructed that in order for such adjustment to be recognized in real terms, such concept shall be applied as from December 1, 2017, using also the adjustment mechanism mentioned in the preceding paragraph.

On November 30, 2017, by means of Resolution No. 603/17, the ENRE approved the CPD values, applicable as from December 1, 2017, and retroactively to consumption recorded in the months of August through November 2017. That amount totals $ 753.9 million and was billed in two installments, December 2017 and January 2018. Additionally, the Electricity Rate Schedule’s values, applicable as from December 1, 2017, were approved.

On January 31, 2018, the ENRE issued Resolution No. 33/18 whereby it approves the values of Edenor’s own distribution costs, the values of the monthly installment to be applied in accordance with the provisions of ENRE Resolution No. 329/2017, and the values of Edenor’s electricity rate schedule applicable to consumption recorded as from February 1, 2018. Additionally, it is informed that the average electricity rate value amounts to 2.4627 $/kwh.

2.3.2.4. Extraordinary Investment Plan - Temporary insufficiency of the revenue deriving from the FOCEDE

Due to the measures adopted by the Ministry of Planning and the fact that the FOCEDE’s funds were insufficient to cover the estimated disbursements under the Investment Plan, Edenor has requested of the respective authorities that it be provided with funding assistance, which has been called Extraordinary Investment Plan.

Consequently, on September 26, 2014, the SEE, by Resolution No. 65/14, instructed CAMMESA to enter into a Loan for consumption (Mutuum) and assignment of secured receivables agreement with Edenor for a total of $ 500 million to cover the Extraordinary Investment Plan as a consequence of the temporary insufficiency of the revenue deriving from Resolution No. 347/12, mentioned in Note 2.3. The aforementioned agreement was entered into on September 30, 2014. On December 18, 2014, said agreement was extended, as instructed by the SEE to CAMMESA, for an additional amount of $ 159 million.

In fiscal year 2015, the loan for consumption (mutuum) agreement was extended, as instructed by the SEE to CAMMESA, for an additional amount of $ 2.2 billion.

As of December 31, 2017, the debt related to this concept amounts to $ 1.9 billion (comprised of $ 1.2 billion principal and $ 638 million in accrued interest) which is disclosed in the Other non-current payables account.

Furthermore, as security for the performance of the obligations assumed and the repayment of the funds granted, Edenor agreed to assign and transfer in favor of CAMMESA, as from the end of the grace period that the SEE will estipulate along with the methodology and terms for the reimbursement of the funds, the amounts receivable which Edenor may have with the MEM up to the actual amount of the funds granted. At the date of issuance of these financial statements, Edenor does not have any amount receivable with the MEM.

Additional recognition – Investment Plan

As instructed by MEyM Resolution No. 7/16, as from February 1, 2016 CAMMESA suspended all the effects of the loans for consumption (mutuums) agreements entered into, as well as the transfers of resources to Distribution companies on behalf and to the order of the FOCEDE. As previously mentioned, the new Works Plan will be exclusively financed with the funds collected from users.

On October 4, 2017, by means of Resolution No. 840-E/17, the MEyM recognized in favor of Edenor an amount of $ 323.4 million for the works carried out prior to the ending of the FOCEDE, , requiring as a condition for such recognition to take place that Edenor notify both the SEE and the ENRE of its decision to not only abandon any and all administrative and/or judicial claims filed, but also waive its right to any other future claim against the Federal Government, the MEyM, the SEE, the ENRE and/or CAMMESA based on the FOCEDE.

In this regard, on October 9, 2017, Edenor expressed that it had no administrative or judicial claims against such institutions on the aforementioned ground, and that the recourse (“recurso directo”) filed in 2015 against ENRE’s Resolution No. 356/14, pursuant to which a fine had been imposed on Edenor due to the non-application of the FOCEDE’s remaining funds in due time, was not considered within the scope of such requirement.

2.3.2.5. Provisional remedies

During 2016, Edenor was notified by several courts of the Province of Buenos Aires of the granting of provisional remedies requested by different customers, both individuals and groups of consumers, which all together accounted for more than 30% of Edenor’s sales, ordering the suspension of MEyM Resolutions Nos. 6 and 7/16 and ENRE Resolution No. 1/16 (authorizing tariff increases), retroactively to the date on which such resolutions came into effect, i.e. February 2016.

These measures required Edenor to refrain from billing with the tariff increase and to reimburse the amounts of the increases already collected by means of a credit in the customers’ accounts to be offset against their future electricity consumption.

In this regard, on December 26, 2016, CAMMESA notified Edenor that, as instructed by the MEyM, Note No. 2016 04484723, it would issue credit notes for the negative effects generated by the provisional remedies that affected:

-	the application of the seasonal prices set by MEyM Resolutions Nos. 6 and 41/16, for the periods pending as of that date; and

-	the application of the electricity rates set by ENRE Resolution No. 1/16.

Once the conditions and time frames for the billing of the concepts covered by the above-mentioned provisional remedies have been set out by the ENRE, Edenor will issue the bills to its customers and transfer those values to CAMMESA.

The total effects of the credit notes issued for these concepts in 2016 fiscal year were detailed below:

	Res. No. 6 and 41 /2016	Res. ENRE No. 1/2016
Payables for purchase of electricity - CAMMESA	(270)	(1,126)
Purchase of electricity	270	-
Income recognition of Note No. 2016-04484723	-	1,126

Additionally, based on the credit notes issued, CAMMESA has credited the interest amounts billed commensurate with the extent thereof.

2.3.3 Framework agreement

On January 10, 1994, Edenor, together with Edesur S.A., the Federal Government and the Government of the Province of Buenos Aires entered into a Framework Agreement, whose purpose was to establish the guidelines under which Edenor was to supply electricity to low-income areas and shantytowns.

The approval of the extension of the Framework Agreement until September 30, 2017 was signed on August 3, 2017. The signing of the aforementioned agreement represents the recognition of revenue in favor of Edenor relating to the distribution of electricity to low-income areas and shantytowns for the January 1, 2015 - September 30, 2017 period for an amount of $ 268.1 million.

In this regard, on October 23, 2017, Edenor received a payment from the Federal Government for $122.6 million.

Due to the fact that at the date of these financial statements the approvals of the Addendum to the Framework Agreement for the October 1-December 31, 2017 period by the Federal Government and the Government of the Province of Buenos Aires are still in process, no revenue for this concept has been recognized, which, as of December 31, 2017, amounted to $ 40.8 million.

2.3.4	Penalties

2.3.4.1. General

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as stipulated in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2017 and 2016, Edenor has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, related to the control periods elapsed as of those dates.

By means of ENRE Note No. 120,151 dated April 15, 2016, which establishes the new criterion to calculate penalties, Edenor is informed that for purposes of calculating penalty amounts, the values to be applied are the kWh values in effect at the last day of the six-month period analyzed in which the penalizable event is detected, with the increases recorded in the “remuneration” as a consequence of the increases and adjustments granted as of that date. The effect of this resolution for the September 2015-February 2016 six-month period and subsequent periods has been recorded during the year ended December 31, 2016.

Furthermore, it is stated that the resulting amounts determined as indicated in the preceding paragraph, accrue interest at the BNA lending rate for thirty-day operations from the date on which they are determined until the Customer’s account is actually credited, effect which Edenor has recorded in its financial statements.

Additionally, by Note No. 123,091 dated October 19, 2016, the ENRE set the average rate values ($/KWh) to be applied as from December 2012 for the penalties payable to the Public Administration. In accordance with the terms of the Concession Agreement, such values relate to the average sale price of energy charged to customers. Due to the fact that the amounts informed in the above-mentioned note are not in agreement with such concept, on November 1, 2016, Edenor submitted a note to the ENRE requesting the rectification of the amounts informed because they are considered erroneous. At the date of issuance of these financial statements, said Note has not been answered.

Furthermore, ENRE Resolution No. 63/17, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017 – 2021 period.

Additionally, by means of Note No. 125,248 dated March 29, 2017, the ENRE sets the new penalty determination and adjustment mechanisms in relation to the control procedures, the service quality assessment methodologies, and the penalty system applicable as from February 1, 2017 for the 2017 – 2021 period set by ENRE Resolution No. 63/17, providing for the following:

i)	Penalty values shall be determined on the basis of the kwh value, the average electricity rate, the cost of energy not supplied or other economic parameter at the value in effect at the first day of the control period or the value in effect at the date of the penalizable event for penalties arising from specific events.

ii)	For all the events that occurred during the transition period (the period between the signing of the Adjustment Agreement and the effective date of the RTI) for which a penalty has not been imposed, penalties shall be adjusted by the IPC used by the BCRA to produce the ITCRM for the month prior to the end of the control period or that for the month prior to the date of occurrence of the penalizable event for penalties arising from specific events, until the date on which the penalty is imposed. This mechanism is also applicable to the concepts penalized after April 15, 2016 (ENRE Note No. 120,151) and until the effective date of the RTI. This adjustment will be part of the penalty principal amount.

iii)	Unpaid penalties will accrue interest at the BNA lending rate for thirty-day discount transactions from the date of the resolution to the date of actual payment, as interest on late payment. In the case of penalties relating to Customer service, the calculated amount shall be increased by 50%.

iv)	Penalties subsequent to February 1, 2017 will be valued at the Kwh value or the cost of energy not supplied of the first day of the control period or of the day on which the penalty is imposed for penalties arising from specific events. Those concepts will not be adjusted by the IPC, applying the interest on late payment established in iii) above. Moreover, an additional fine equivalent to twice the amount of the penalty will be determined if payment is not made in due time and proper form.

The impact of these new penalty determination and adjustment mechanisms has been quantified by Edenor and recognized as of December 31, 2017, which resulted in a recovery included in results of $ 41 million.

In accordance with the provisions of Sub-Appendix XVI to ENRE Resolution No. 63/17, Edenor is required to submit in a term of 60 calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within 10 business days. In turn, the ENRE will examine the information submitted by Edenor, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Treasury, equivalent to twice the value that should have been recorded. At the date of these financial statements, Edenor complied with the terms of this resolution respect to the six-month period ended August 31, 2017.

2.3.4.2. Penalty Adjustment:

In different resolutions concerning penalties relating to the Quality of the Commercial and Technical Service, the Regulatory Entity has provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

In this regard, the Company does not know the formula used for obtaining such increase; therefore, it challenged the aforementioned resolutions requesting the suspension of their effects, which are not included within the amount of the provision for penalties recognized as of December 31, 2017.

2.3.5 Law on electricity dependent patients

On May 17, 2017, Law No. 27,351 was passed, which guarantees the permanent and free of charge supply of electricity to those individuals who qualify as dependent on power for reasons of health and require medical equipment necessary to avoid risks in their lives or health. The law states that the account holder of the service or someone who lives with him/her (a cohabitant) that is registered as “Electricity dependent for reasons of health” will be exempt from the payment of any and all connection fees and will benefit from a special free of charge tariff treatment in the electric power supply service under national jurisdiction, which consists in the recognition of the entire amount of the power bill.

On July 26, 2017, the ENRE issued Resolution No. 292 stating that those discounts are to be made as from the effective date of the aforementioned law, and instructing CAMMESA to implement those discounts in its billing to distribution companies. The amounts paid by customers for the bills covered by this Resolution will be made available in the stipulated time frames.

According to Executive Order 740 of the PEN, dated September 20, 2017, the MEyM will be the Authority of Application of Law No. 27,351, whereas the Ministry of Health will be responsible for determining the conditions necessary to be met for registration with the “Registry of Electricity Dependent for Reasons of Health” and will issue the clarifying and supplementary regulations for the application thereof.

On September 25, 2017, the National Ministry of Health issued Resolution No. 1,538-E/17, which creates the Registry of Electricity Dependent for Reasons of Health (RECS), within the orbit of the National Ministry of Health, operating under the authority of the Undersecretariat for the Management of Health Care Services.

At the date of issuance of these financial statements no further regulations have been issued concerning to the resolution mentioned in the previous paragraph.

2.4	Oil and gas

2.4.1	Amendment of the Argentine Hydrocarbons Law

On October 29, 2014, the National Congress enacted Law No. 27,007 amending Hydrocarbons Law No. 17,319. This Law incorporates new drilling techniques available in the oil industry, as well as changes mainly related to terms and extensions of exploration permits and exploitation concessions, canons and royalty rates, new legal concepts for the exploration and exploitation of unconventional hydrocarbons in the Continental Shelf and the Territorial Sea, and a promotion regime pursuant to Executive Order No. 929/13, among other key factors for the industry.

The main changes introduced by Law No. 27,007 are detailed below:

a)	It establishes terms for exploration permits and exploitation and transportation concessions, making a distinction between conventional and unconventional, and continental shelf and territorial sea reservoirs.
b)	The 12% percentage payable as royalties to the grantor by exploitation concessionaires on the proceeds derived from liquid hydrocarbons extracted at wellhead and the production of natural gas will remain effective. In case of extension, additional royalties for up to 3% on the royalties applicable at the time of the first extension, up to a maximum of 18%, will be paid for the following extensions.
c)	It provides for two types of non-binding commitments between the National Government and the Provinces aiming to establish a uniform environmental legislation and to adopt a uniform tax treatment to encourage hydrocarbon activities.
d)	It restricts the National Government and the Provinces from reserving new areas in the future in favor of public or mixed companies or entities, irrespective of their legal form. Thus, contracts entered into by provincial companies for the exploration and development of reserved areas before this amendment are safeguarded.

2.4.2	Gas Market

During the last few years, the National Government has created different programs seeking to encourage and increase gas injection into the domestic market.

2.4.2.1	Gas Plus Program – SE Resolution No. 24/08

Under this program, the main attraction for gas producers is the free availability and commercialization of the extracted gas. In order to qualify, the producer should submit an investment project in new gas areas, in areas which have not been in production since 2004, or in areas with complex geological characteristics of compact sands or low permeability. With the exception of new entities, companies should be up-to-date with the payment of the production installments fixed pursuant to the Producers’ Agreement to join this program.

2.4.2.2	Natural Gas Surplus Injection Promotion Program (the “IE Program”)

On February 14, 2013 Resolution No. 1/13 was published in the Official Bulletin, which creates the IE Program, which aims to evaluate and approve projects furthering the national self-supply of hydrocarbons through a gas production increase and its injection into the domestic market, as well as to generate higher levels of activity, investment and employment in this sector.

The IE Program sets forth that the National Government undertakes to pay a monthly compensation resulting from: (i) the difference between the Surplus Injection price (US$ 7.5/MMBTU) and the price actually collected from the sale of the Surplus Injection, plus; (ii) the difference between the Base Price and the price received from the Adjusted Base Injection. These projects will be in force for a maximum term of 5 years, with the possibility for renewal.

On April 26, 2013, the Committee of Strategic Planning and Coordination of the National Hydrocarbon Investment Plan (Committee) issued Resolution No. 3/13, which was published in the Official Bulletin, and regulates the IE Program and sets forth that any companies interested in participating in the Program should submit monthly affidavits to the Committee containing specifically-detailed documentation on injection, price, contracts, etc., so that they may, after meeting the methodology and terms specified therein, obtain the applicable compensation. Furthermore, the Resolution expressly prohibits natural gas purchase and sale operations between producers and provides special considerations regarding new high-risk projects, investments control, the evolution of reserves and the IE Program’s auditing mechanism.

On August 7, 2013, pursuant to Resolution No. 27/13, the Committee approved a project for an increase in the total natural gas injection submitted by the Company, with retroactive effects to March 1, 2013.

2.4.2.3	Natural Gas Surplus Injection Promotion Program for Companies with Reduced Injection (the “IR Program”)

In November 2013, pursuant to Resolution No. 60/13, the Committee created the IR Program covering companies with no previous production or with a 3.5 MMm3/day production cap, establishing price incentives for production increases and LNG importation penalties in case of breach of the committed volumes. Furthermore, companies benefiting from this Program and meeting the applicable conditions may request the interruption of their participation in that program and their incorporation into the current one. Resolution No. 60/13 (as amended by ES Resolution N° 22/14 and N° 139/14), established a price ranging from 4 US$/MMBTU to 7.5 US$/MMBTU, based on the highest production curve attained.

On March 6, 2014 and January 30, 2015, PELSA and Petrobras were registered with this program pursuant to Resolutions No. 20/14 and 13/15, respectively, of the Secretariat of Economic Policies and Development Planning of the Ministry of Economy and Public Finances.

On January 4, 2016, Executive Order No. 272/15 was passed dissolving the Committee created pursuant to Executive Order No. 1277/12 and providing that the powers assigned to it would be exercised by the MEyM.

It should be pointed out that the collection of the compensation for both Programs depends on the payment capacity of the Argentine Government, which has incurred a delay in the cancellation of credit claims.

On May 20, 2016, Executive Order No. 704/16 authorized the delivery of bonds denominated in U.S. Dollars issued by the Argentine Government (BONAR 2020) for the cancellation of debts outstanding as at December 31, 2015 under the Program. Furthermore, the Executive Order imposes restrictions on the transferability of such bonds, with a limit of up 3% per month without penalty, except to subsidiaries and/or affiliates, and requires the filing of information on a monthly basis.

2.4.2.4	Program for the Encouragement of Investments in the Development of Unconventional Natural Gas Production

On March 6, 2017 MEyM Resolution No. 46-E/2017 was published, which created the Program for the Encouragement of Investments in the Development of Natural Gas Production from Unconventional Reservoirs (the “Program”) seeking to encourage investments for the production of natural gas through unconventional methods in the Neuquén basin and effective until December 31, 2021.

To join this program, an investment plan should be submitted for concessions located in the Neuquén basin producing unconventional natural gas; the program consists of the payment of a compensation to be determined on a monthly basis by multiplying the sold gas volume from the covered concessions by the difference between its minimum price and its actual price (the average volume billed by each company in the domestic market). The minimum price is US$ 7.50 per million BTU for the year 2018, and it will be later decreased by US$ 0.50 per million BTU per year until reaching US$ 6.00 per million BTU for the year 2021. The company may collect compensations under this program as from the month following the submission of the application to join the program or the month of January, 2018, whichever is later, and until December 2021, both dates inclusive. Compensations assessed as indicated above will be payable as follows: 88% to the companies joining the program, and the remaining 12% to the province where the concession covered by the program is located. Compensations will be assessed in U.S. dollars but will be payable in Argentine pesos at the exchange rate for sales operations of Banco de la Nación Argentina effective on the last business day of the month corresponding to the production subject to compensation.

On November 2, 2017 MEyM Resolution No. 419/2017 was published in the Official Gazette. This resolution amends Resolution No. 46-E/2017 and classifies concessions between pilots and in development, with initial production greater than or equal to 500,000 m3 / d per day (monthly average for the July 2016 - June 2017 period). Undeveloped concessions may obtain the minimum insured price for all of their production, as long as they have an average annual production equal to or greater than 500,000 m3 / d per day during a 12-month period before December 31, 2019. For the concessions in development, will only be able to do it for the incremental amount to the initial production. The reference price to calculate the incentive will be on the weighted average of the Argentine market, informed by the Secretary of Hydrocarbon Resources of the MEyM.

On November 17, 2017, MEyM Resolution No. 447-E/2017 was published in the Public Gazette. This resolution extends the application of the “Investment Incentive Program for the Development of Natural Gas Production from Unconventional Reservoirs”, created by Resolution No. 46/2017 and amended by Resolution 419/2017, to the production of natural gas from unconventional reservoirs in the Austral basin.

Finally, on January 23, 2018 MEyM Resolution No. 12E/2018 was published, which introduces certain modifications to the Unconventional Gas Plan created by MEyM Resolution No. 46/17, as amended (the “Unconventional Gas Plan”), including an extension of the definition of “Covered Concessions” to include more than one concession in a single Plan provided:

(i)	they are adjacent;
(ii)	they have a jointly-applicable investment plan;
(iii)	they are operated on a joint basis through the use of substantially the same surface facilities;
(iv)	the companies making up the consortium holding such concessions have the same interest percentages in all concessions involved; and

(v) during the life of the Program, any assignment of an interest in the consortium holding any of the concessions making up the Covered Concession should be made jointly and simultaneously with the assignment of a like interest in all the concessions making up such Covered Concession.

The Company is currently analyzing several projects to submit under this call.

2.4.2.5	Natural Gas Price

As from April 2016, the National Government launched a process for the restructuring of natural gas tariffs and prices aiming to effectively comply with the provisions governing such activities. In this sense, on December 1, 2017 Resolution No. 474/2017 was published in the Public Gazette, whereby new PIST prices were established for natural gas, as well as new propane gas prices for the distribution of undiluted propane gas through grids.

Furthermore, Resolution No. 474/2017 provides for a 10% rebate in the price of natural gas through grids and undiluted propane gas through grids for all classification levels of Residential users obtaining consumption savings equal to or higher than 20% compared to the same period in 2015, as well as the rebate for Social Tariff beneficiaries.

Finally, Resolution No. 474/2017 provides for the obligation to observe the limits set out in Section 10 of Resolution No. 212/16, which established that PIST gas prices may not exceed the maximum amounts equivalent to the following percentages compared to the same billing period for the previous year:

• R1-R23 Users: 300%

• R31-R33 Users: 350%.

• R34 Users: 400%.

• SGP Users: 500%

The above-established limits on increases in the final billed amounts will apply provided the total invoiced amount exceeds $ 250.

2.4.2.6	ENARGAS Resolution No. 4502/17 – Proceeding for Dispatch Administration.

On June 17, 2017, ENARGAS Resolution No. 4502/17 was published in the BO This Resolution approved the Procedure for Dispatch Administration by the Emergency Executive Committee (the “CEE”) and mainly provides for the following guidelines:

i)	An emergency may be declared by carriers, distribution service providers or ENARGAS when it is considered that the priority demand is at stake;

ii)	The carriers and/or ENARGAS will summon all CEE participants, including the loader which, based on the geographic area, may influence the resolution of the situation, as well as suppliers and direct users consuming more than 500,000 m3/day;

iii)	In case the CEE fails to agree on how to distribute the supply to satisfy the unmet priority demand, ENARGAS will make a determination taking into consideration each producer’s available quantities minus the amounts it has already committed to meet another priority demand, with a progressive allocation until matching the proportional quota of each producer in the unmet priority demand.

iv)	The information on the offer and demand will be provided by carriers and ENARGAS;

v)	Decisions by a CEE will be binding on all participants in the gas industry;

vi)	Carriers and distribution service providers will be responsible for the follow-up, control and compensation of imbalances; and

vii)	Although the goal is that imbalances should tend to zero, tolerance bands are allowable, but loaders may not accumulate negative imbalances surpassing such tolerance bands.

On January 24, 2018, ENARGAS Resolution No. 244/18 was published in the Public Gazette, which provided for the following:

•	The resetting of OBA accounts and carriers’ imbalances to zero as from January 1, 2018;
•	Carriers will have a transition period until March 31, 2018 to freely perform the necessary offsets of “OBA” accounts and imbalances recorded as of December 31, 2017. Volumes pending offsetting will be frozen until their allocation proceeding is determined;
•	Consumers which have not received a gas confirmation by a provider or the corresponding transportation service authorization will not be authorized for consumption and will be subject to the penalties set forth by the applicable provisions; and
•	Distributors anticipating that they will not be able to meet their uninterruptible/priority consumptions will declare an Emergency pursuant to ENARGAS Resolution No. 716/98.

Future decisions by this emergency committee may affect the Company’s sales revenues.

2.4.2.7 Agreement for gas supply to distributors

On November 29, 2017, the Company, together with the main Argentine gas producers, executed with the MEyM the terms for the supply of natural gas to distributors aiming to establish basic conditions for the purchase of gas supply to distributors, effective from January 1, 2018 to December 31, 2018.

Producers commit to sell distributors a minimum natural gas volume to cater for their demand pursuant, which establishes the total committed minimum volume per producer and per basin. Furthermore, the main conditions applicable to the contracts to be executed between Producers and Distributors are set out.

2.4.3	Oil Market

As with the gas market, the oil market has also been affected by several resolutions.

On December 29, 2014, pursuant to Resolution No. 1,077/2014, the Ministry of Economy abrogated Resolution No. 394/07 and its amending provisions in order to establish new export rates based on the crude oil’s international price, which is determined based on the reference Brent’s value on the month corresponding to the export less eight U.S. dollars per barrel (US$ 8/Bbl). Under this new system, the cut-off value is set at US$ 71/Bbl. That is, where the international price does not exceed US$ 71, the producer will pay export duties for 1% of that value. When the price is above US$ 80 (that is, an international price of $72/Bbl), variable deductions will be settled.

Ministry of Economy’s Resolution No. 1,077/14 was issued using attributions conferred on the right to hydrocarbons export created in the second paragraph of section 6 of Law No. 25,561, and effective for a five-year term from its promulgation on January 6, 2002. The mentioned term was extended for two additional five-year periods through Law No. 26,217 and Law No. 26,732, ending up as from January 6, 2017.

On January 6, 2017, upon the failure to extend the provisions regulating this issue (Public Emergency Act No. 25,561/02, as amended and supplemented), the withholdings scheme for exports of oil and its derivatives terminated and, therefore, all applicable outstanding rights were canceled by the Customs Office.

2.4.3.1	Petróleo Plus Program

The Company, through PELSA, participated in the Petróleo Plus Program, which provided for certain incentives to production companies. In the third quarter of 2015, Executive Order No. 1330/15 abrogated this program and provided that incentives pending liquidation would be settled through the issuance of Government bonds. On November 30, 2016, Decree No. 1204/16 was published in the Official Gazette, expanding the issuance of Government bonds for the same purpose.

2.4.3.2	Exports Promotion Program

On March 9, 2016, the Ministry of Energy and Mining passed Resolution No. 21/2016 creating a Crude Oil Surplus Exports Promotion Program once the domestic demand for Escalante crude oil from the Golfo San Jorge basin is met, effective from January 1, 2016 to December 31, 2016. The promotion payments will be made as long as the Brent oil average prices does not exceed US$ 47/barrel two days before and two days after the shipment. The compensation payable by the Argentine Government will amount to US$ 7.50 per barrel, provided the conditions detailed in such resolution are met.

2.4.3.3	Argentine Hydrocarbons Industry Transition to International Price Agreement

In December 2015, after then new government assumed office, official exchange rate significantly depreciated, thus directly affecting on crude oil costs for refiners. On this regard, the Government jointly with Argentine´s producers and refiners, agreed domestic crude oil prices for 2016-year. A price of US $ 67.5 and US $ 54.9 per barrel was defined for Medanito variety and Escalante variety, respectively for the first seven months and the application of a 2%, 4%, 6%, 8% and 10% discount on the mentioned prices for the rest of the months, respectively.

On January 11, 2017, the Government and Argentine´s producers and refiners signed the Argentina Hydrocarbons Industry Transition to International Price Agreement, aiming to achieve international parity for domestic crude oil price produced and traded in Argentina during 2017.

On March 21, 2017, Executive Order No. 192/2017 created the Crude Oil and Oil Derivatives Import Operations Registry and established tariff positions for certain products subject to registration and authorization requirements.

2.5	Refining and Marketing

The specifications to be met by fuels that are marketed for consumption in the national territory were modified by Resolution No. 5/16 issued by the Secretary of Hydrocarbon Resources, which replaced Exhibit II of Resolution No. 1283/06, issued by the former SE. This Resolution contains the required specifications of the different kinds of fuel sold in the Argentine market (i.e. naphtha grades 2 and 3 and gasoil grades 2 and 3), and establishes that the maximum sulfur content allowed in gasoil for electric generation should be equal to the sulfur content of gasoil Grade 2 established for areas with a low urban density.

Section 6 of this Resolution requires companies to submit, within 90 days of publication, a detailed schedule of the investment program to be carried out for the next four-year period to reach the objectives set out in Annex I. Such information was timely filed by the Company.

Furthermore, section 4 of this Resolution establishes that from June 1, 2016, the maximum Sulfur content in domestic and imported fuel will be 7,000 mg/kg. Local oil refineries not meeting this specification will be required to submit, within 90 days of publication, an adequacy plan in order to meet the above requirements within 24 months from the publication of this Resolution. The adequacy plan has been submitted and the Company was authorized to dispense fuel oil with 1% maximum sulfur content from Bahia Blanca Refinery until May 31, 2018.

As regards pump prices, during the year ended December 31, 2017, the Company has made adjustments pursuant to the Producers and Refiners Agreement promoted by the MEyM, which was adhered to by the Company and the main companies in this sector. The MEyM has informed of the suspension of the “Agreement for the Transition to International Prices” applicable to pump prices and to the cost of crude oil as a raw material effective as from October 1, 2017. Going forward, pump prices and the domestic price for crude oil barrels to be used as raw material for refining were determined based on the domestic market rules. In this sense, the Company has made adjustments in fuel prices in line with movements by its main competitors.

On October 31, 2017, MEyM Resolution No. 415-E/2017 was published in the BO, which modifies the procedure to determine the purchase price for corn- or sugarcane-based bioethanol to be blended with gasoline for automotive use. This modification results in a decrease in the purchase costs of bioethanol, a raw material which should make up 12% of the volume of gasoline for automotive use sold in the Argentine territory.

Therefore, on November 4, 2017, the Company accompanied the measure adopted by the major market players by reducing suggested gasoline prices at gas stations, thus transferring this cost reduction to end consumers, except in the Provinces of Chubut and Santa Cruz.

2.6	Gas Transportation

2.6.1. General aspect

TGS’ license has been granted for an original term of 35 years starting December 28, 1992. However, upon termination TGS may request to the ENARGAS a License extension for an additional ten-year period. Upon termination of the License’s life, whether it be 35 or 45 years, the Natural Gas Law requires the call for a new bid for the granting of a new license, where TGS —provided it has substantially met its obligations resulting from the License— will have the option to match the best offer received by the National Government during the bidding process.

2.6.2. TGS’s Tariff situation

2.6.2.1.	Framework

The scenario set in 2002 after the enactment of the Public Emergency Law significantly changed the financial equation of the public utility companies, which were affected, among others, by the local currency devaluation, the pesification and the elimination of indexation clauses on rates. Likewise, the PEN was authorized to renegotiate the agreements executed with public utility companies, creating for this purpose the UNIREN.

PEN Decree No. 367/16, provided for the dissolution of UNIREN and the assumption of its duties, in the case of TGS, by the Ministry of Energy and Mining, together with the Ministry of Economy.

The Public Emergency Act provided for the termination of tariff step-up clauses based on the value of the U.S. Dollar or on other countries’ price indexes, as well as all other indexation mechanisms. Furthermore, this Act established an exchange ratio of one Argentine Peso = one U.S. Dollar for tariffs and authorized the Argentine Government to renegotiate public utility contracts with licensee companies pursuant to certain criteria set out in the Act during its validity which, after several extensions, terminated on December 31, 2017.

2.6.2.2.	2017 Comprehensive

The 2016 Transitory Agreement lays the grounds for the execution of the Comprehensive Memorandum of Understanding and sets the guidelines to conduct the RTI within a term not exceeding 12 months. Within this framework, on November 9, 2016, the ENARGAS issued Resolution No. I-4122/2016 calling for a public hearing to consider the following: (i) the RTI, (ii) proposals for modifications to the License made by the ENARGAS, and (iii) the methodology for bi-annual adjustments. The public hearing finally took place on December 2, 2016. In the hearing, TGS had the possibility to explain the negative impact the failure to adjust tariff schemes for a term of more than 15 years has had on its economic and financial situation, since during that period several macroeconomic variables affecting its business suffered important increases.

A sustainable recovery of the natural gas transportation segment —which, in view of the Argentine energy mix, is strategic for national development and production— will depend on the conduction of the RTI process, for which TGS has submitted an ambitious expenses and investments plan for the 2017-2021 five-year period, and on the actual implementation of the Comprehensive Memorandum of Understanding.

As at the issuance of these financial statements, there are no certainties on the terms for the execution of the Comprehensive Memorandum of Understanding and its implementation by the National Government.

On March 30, 2017, TGS and the Federal Government executed a new transitory agreement (the “2017 Transitory Agreement”). In this sense, ENARGAS issued Resolution No. I-4362 approving: (i) the RTI and the new tariff chart applicable to TGS; (ii) a Five-Year Investment Plan (April 2017 through March 2022) to be conducted by TGS; and (iii) a non-automatic mechanism for bi-annual updates in natural gas transportation tariffs and investment commitments. For the calculation of the adjustment will contemplate the evolution of the Wholesale Price Index published by the INDEC.

Later, on December 1, 2017, ENARGAS issued Resolution No. 120/2017 whereby, after the conduction of the public hearing, on November 14, 2017 TGS was granted an 80.8% increase on the natural gas transportation tariff and a 29.7% increase on the Access and Use Fee. These increases were granted under the 2017 Transitory Agreement so that TGS may obtain the necessary resources to execute the applicable Five-Year Investment Plan.

As a result of these transitory agreements, TGS is temporarily restrained from distributing and paying dividends until the 2017 Comprehensive Memorandum of Understanding obtains the applicable governmental approvals, with the duty to previously require the corresponding authorization by ENARGAS and duly evidence performance of the committed investments.

As of the issuance of these Financial Statements, the text of the 2017 Comprehensive Memorandum of Understanding is pending approval by the National Congress for its later ratification by the National Executive Branch.

The 2017 Comprehensive Memorandum of Understanding’s entry into effect will entail the termination of the 2017 Transitory Agreement.

Finally, on January 29, 2018, ENARGAS issued Resolution No. 247/2018 calling for a public hearing, which was held on February 20, 2018. The tariff update, which corresponds to the last stage of the tariff increase that arises from the RTI process in accordance with the provisions of Resolution 74, and the Mercedes-Cardales Gas Pipeline construction project, which will be financed through an investment factor (“k” factor), were submitted to the consideration of the public hearing.

2.6.3. Arbitration claim

On May 8, 2015, the Secretariat of the International Court of Arbitration of the International Chamber of Commerce notified TGS of the request for arbitration brought by Pan American Energy LLC, Argentine Branch, and Pan American Sur S.A (the “plaintiffs”) for an alleged breach of three natural gas processing agreements (effective February 2006 through February 2016), which resulted in a lower allocation of the obtained products.

From April 4 to September 29, 2017, the parties filed their allegations and the Arbitration Evidentiary Hearing was held. The claimed amount is US$ 306 million as of March 15, 2017, plus interest accrued until the actual payment date. Finally, on December 15, 2017, the plaintiffs and TGS filed their Final Conclusion Pleadings. The arbitration award has not been issued as of the date hereof.

TGS considers that the claim contains inconsistencies resulting from wrongful interpretations by the plaintiffs of the rights and obligations stipulated in the agreement and an incorrect application of the agreed mechanisms for the calculation of product allocations and that, therefore, the claimed amount is inadmissible. Additionally, TGS’s external counselors understand that as of the issuance of these financial statements, and based on the allegations submitted by the defense and the evidence filed by TGS, it is more likely than unlikely that TGS’ position will be upheld in this arbitration proceeding.

2.7 Restructuring of the National Government’s interests in assets and energy sector companies

On November 1, 2017, Executive Order No. 882/2017 was published, which provides for the restructuring of the National Government’s interests in several energy sector companies and ventures to limit its participation to those works and services which may not be properly undertaken by the private sector.

This Executive Order provided as follows:

(i)	It instructed the MEyM to take the necessary steps so that EBISA should be merged through absorption into ENARSA, which corporate name will be changed to Integración Energética Argentina S.A. (“IEA”). As from the pre-merger agreement, IEA will market the energy corresponding to Argentina in all binational projects where EBISA takes part.
(ii)	IEA will act as Principal in the hydroelectric power plants Condor Cliff and Barrancosa (the original names of the plants are restored). Furthermore, it will act as the generation concessionaire pursuant to Act No. 15,336. The MEyM was authorized to approve the model contract, which should provide for a mechanism (both public and competitive) for the transfer of the concession to the private sector.

(iii) IEA will act as Principal in the following works: a) Río Turbio power plant; b) Regional Centro II gas pipeline; c) Sistema Cordillerano/Patagónico gas pipeline; d) Cordillerano gas pipeline; and e) “La Costa” gas pipeline.

(iv) It instructed the MEyM to adopt the necessary measures so that IEA should sell, assign or otherwise transfer: a) Ensenada and Barragán and Brigadier López power plants (contemplating their closing to combined cycle); b) assets and interests in Manuel Belgrano II power plant; c) ENARSA’s shareholding in CITELEC.

(v)	It instructed the MEyM to sell, assign or otherwise transfer:

- MEyM’s shareholding in: a) Central Dique S.A.; b) Central Térmica Güemes c) Central Puerto S.A.; d) Centrales Térmicas Patagónicas S.A.; e) TRANSPA; and f) Dioxitek

- the National Government’s interests in: a) TMB; b) TSM; c) Termoeléctrica Vuelta de Obligado; and d) Termoeléctrica Guillermo Brown.

Sales/transfers indicated in items (iv) and (v) above should follow public and competitive processes, preserving the rights stipulated in the applicable contracts and corporate documents (for example, preemptive rights).

Furthermore, the MEyM and IEA were authorized to receive in payment the LVFVDs issued pursuant to Resolution No. 406/2003 and other provisions passed by the SE for up to the maximum amounts and under the conditions to be established by the MEyM.

The applicable public bodies will take part in the valuations necessary to execute these processes, although the MEyM is authorized to hire private entities to such effect.

The bidding processes for the above-mentioned reorganization processes have not been published as of the date of these financial statements.